American Century Investments®
Quarterly Portfolio Holdings
Diversified Bond Fund
June 30, 2020

Diversified Bond - Schedule of Investments
JUNE 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 35.6%
U.S. Treasury Bonds, 5.00%, 5/15/37	2,000,000	3,280,820
U.S. Treasury Bonds, 4.50%, 5/15/38	9,000,000	14,201,894
U.S. Treasury Bonds, 3.50%, 2/15/39	1,780,000	2,519,082
U.S. Treasury Bonds, 1.125%, 5/15/40	29,500,000	29,229,775
U.S. Treasury Bonds, 3.125%, 11/15/41	5,000,000	6,774,121
U.S. Treasury Bonds, 3.125%, 2/15/42	20,000,000	27,153,516
U.S. Treasury Bonds, 3.00%, 5/15/42	12,800,000	17,048,500
U.S. Treasury Bonds, 2.75%, 11/15/42	8,500,000	10,891,289
U.S. Treasury Bonds, 3.625%, 2/15/44	2,000,000	2,928,242
U.S. Treasury Bonds, 2.50%, 2/15/45	17,000,000	20,973,418
U.S. Treasury Bonds, 3.375%, 11/15/48(1)	38,000,000	55,823,633
U.S. Treasury Bonds, 2.25%, 8/15/49	10,700,000	12,866,332
U.S. Treasury Bonds, 2.375%, 11/15/49	3,000,000	3,704,531
U.S. Treasury Bonds, 2.00%, 2/15/50	4,200,000	4,808,836
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	15,536,115	17,014,005
U.S. Treasury Notes, 1.125%, 8/31/21(1)	1,000,000	1,011,094
U.S. Treasury Notes, 0.375%, 3/31/22	10,000,000	10,037,305
U.S. Treasury Notes, 0.125%, 5/31/22	12,000,000	11,992,500
U.S. Treasury Notes, 1.50%, 9/15/22	30,000,000	30,892,383
U.S. Treasury Notes, 1.875%, 9/30/22	40,000,000	41,539,844
U.S. Treasury Notes, 1.625%, 11/15/22	15,000,000	15,518,555
U.S. Treasury Notes, 1.625%, 12/15/22	15,000,000	15,537,891
U.S. Treasury Notes, 0.50%, 3/15/23	43,000,000	43,380,449
U.S. Treasury Notes, 1.50%, 3/31/23	10,000,000	10,366,016
U.S. Treasury Notes, 0.25%, 4/15/23	54,000,000	54,125,508
U.S. Treasury Notes, 0.125%, 5/15/23	32,000,000	31,956,250
U.S. Treasury Notes, 0.25%, 6/15/23	29,000,000	29,063,437
U.S. Treasury Notes, 1.50%, 11/30/24	22,000,000	23,212,578
U.S. Treasury Notes, 1.125%, 2/28/25	84,000,000	87,378,047
U.S. Treasury Notes, 0.50%, 3/31/25	20,000,000	20,215,625
U.S. Treasury Notes, 0.375%, 4/30/25	12,000,000	12,056,016
U.S. Treasury Notes, 0.25%, 5/31/25	26,000,000	25,969,531
U.S. Treasury Notes, 1.125%, 2/28/27	27,700,000	28,904,842
U.S. Treasury Notes, 0.625%, 3/31/27	88,000,000	88,905,781
U.S. Treasury Notes, 0.50%, 4/30/27	25,000,000	25,042,480
U.S. Treasury Notes, 0.50%, 5/31/27	3,500,000	3,504,170
TOTAL U.S. TREASURY SECURITIES (Cost $787,162,615)		839,828,296
CORPORATE BONDS — 33.2%
Aerospace and Defense — 0.3%
Boeing Co. (The), 5.15%, 5/1/30	1,020,000	1,140,180
Boeing Co. (The), 5.81%, 5/1/50	2,780,000	3,287,627
Raytheon Technologies Corp., 2.25%, 7/1/30	2,390,000	2,498,724
		6,926,531
Auto Components — 0.1%
BorgWarner, Inc., 2.65%, 7/1/27	1,400,000	1,435,723
Automobiles — 0.9%
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	5,810,000	5,878,093
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	1,320,000	1,270,104

Ford Motor Credit Co. LLC, 3.35%, 11/1/22	2,730,000	2,624,977
General Motors Co., 5.15%, 4/1/38	1,350,000	1,295,064
General Motors Financial Co., Inc., 3.20%, 7/6/21	4,620,000	4,674,119
General Motors Financial Co., Inc., 2.75%, 6/20/25	2,850,000	2,811,816
General Motors Financial Co., Inc., 5.25%, 3/1/26	1,610,000	1,755,880
		20,310,053
Banks — 6.2%
Banco Santander SA, 3.50%, 4/11/22	4,200,000	4,369,411
Banco Santander SA, 2.75%, 5/28/25	1,200,000	1,244,409
Bank of America Corp., MTN, VRN, 1.32%, 6/19/26	4,420,000	4,435,760
Bank of America Corp., MTN, VRN, 2.50%, 2/13/31	2,612,000	2,741,384
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41	4,100,000	4,226,560
Bank of America Corp., VRN, 3.00%, 12/20/23	3,772,000	3,969,131
Bank of America Corp., VRN, 3.42%, 12/20/28	4,800,000	5,349,024
Bank of Montreal, MTN, 3.30%, 2/5/24	4,499,000	4,884,746
Barclays Bank plc, 5.14%, 10/14/20	3,230,000	3,265,325
Barclays plc, VRN, 2.65%, 6/24/31	1,700,000	1,691,145
BNP Paribas SA, VRN, 2.82%, 11/19/25(2)	2,219,000	2,325,369
BPCE SA, 5.15%, 7/21/24(2)	2,380,000	2,658,984
Canadian Imperial Bank of Commerce, 2.25%, 1/28/25	3,311,000	3,458,467
Citigroup, Inc., 2.90%, 12/8/21	11,003,000	11,341,479
Citigroup, Inc., 2.75%, 4/25/22	5,758,000	5,970,666
Citigroup, Inc., VRN, 3.11%, 4/8/26	4,550,000	4,886,990
Citigroup, Inc., VRN, 3.52%, 10/27/28	1,765,000	1,946,018
Citigroup, Inc., VRN, 2.57%, 6/3/31	2,540,000	2,628,479
Cooperatieve Rabobank UA, 3.95%, 11/9/22	4,970,000	5,262,750
Cooperatieve Rabobank UA, VRN, 1.34%, 6/24/26(2)	3,530,000	3,536,156
Credit Suisse AG, 2.80%, 4/8/22	1,810,000	1,880,256
Discover Bank, 3.35%, 2/6/23	2,200,000	2,322,412
Discover Bank, 3.45%, 7/27/26	1,214,000	1,313,520
Fifth Third BanCorp., 2.375%, 1/28/25	2,570,000	2,712,441
FNB Corp., 2.20%, 2/24/23	3,330,000	3,314,814
Huntington Bancshares, Inc., 2.55%, 2/4/30	4,155,000	4,299,483
JPMorgan Chase & Co., VRN, 4.02%, 12/5/24	5,020,000	5,534,184
JPMorgan Chase & Co., VRN, 2.18%, 6/1/28	3,330,000	3,448,979
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	4,800,000	5,080,368
Lloyds Banking Group plc, VRN, 2.44%, 2/5/26	2,898,000	2,995,134
Nordea Bank Abp, 1.00%, 6/9/23(2)	1,460,000	1,476,985
PNC Bank N.A., 2.70%, 10/22/29	2,648,000	2,826,565
Regions Financial Corp., 2.25%, 5/18/25	2,430,000	2,544,843
Royal Bank of Scotland Group plc, VRN, 2.36%, 5/22/24	2,035,000	2,090,679
Societe Generale SA, VRN, 3.65%, 7/8/35(2)(3)	2,419,000	2,439,320
Sumitomo Mitsui Financial Group, Inc., 2.35%, 1/15/25	5,900,000	6,168,829
Truist Bank, 2.25%, 3/11/30	3,345,000	3,382,514
Wells Fargo & Co., 4.125%, 8/15/23	2,170,000	2,365,608
Wells Fargo & Co., 3.00%, 10/23/26	4,550,000	4,966,749
Wells Fargo & Co., MTN, VRN, 1.65%, 6/2/24	1,220,000	1,240,286
Wells Fargo & Co., MTN, VRN, 2.39%, 6/2/28	890,000	920,273
Wells Fargo & Co., VRN, 3.07%, 4/30/41	2,110,000	2,203,712
		145,720,207
Beverages — 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	2,820,000	3,459,925
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	4,610,000	5,573,030

PepsiCo, Inc., 1.625%, 5/1/30	500,000	510,461
		9,543,416
Biotechnology — 1.2%
AbbVie, Inc., 3.25%, 10/1/22(2)	6,880,000	7,201,026
AbbVie, Inc., 3.20%, 11/21/29(2)	3,680,000	4,108,912
AbbVie, Inc., 4.40%, 11/6/42	810,000	978,033
AbbVie, Inc., 4.25%, 11/21/49(2)	2,810,000	3,383,338
Amgen, Inc., 2.65%, 5/11/22	6,080,000	6,308,762
Gilead Sciences, Inc., 3.65%, 3/1/26	5,710,000	6,539,646
		28,519,717
Capital Markets — 2.5%
Ares Capital Corp., 3.25%, 7/15/25	6,491,000	6,306,828
Ares Finance Co. II LLC, 3.25%, 6/15/30(2)	2,060,000	2,103,346
Credit Suisse Group AG, VRN, 2.59%, 9/11/25(2)	2,020,000	2,090,284
Credit Suisse Group AG, VRN, 2.19%, 6/5/26(2)	4,975,000	5,043,036
Goldman Sachs BDC, Inc., 3.75%, 2/10/25	2,143,000	2,208,302
Goldman Sachs Group, Inc. (The), 3.50%, 4/1/25	1,930,000	2,118,553
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	8,120,000	8,936,651
Goldman Sachs Group, Inc. (The), 2.60%, 2/7/30	715,000	747,356
KKR Group Finance Co. VII LLC, 3.625%, 2/25/50(2)	6,020,000	5,992,732
Morgan Stanley, 2.75%, 5/19/22	5,110,000	5,314,248
Morgan Stanley, MTN, 3.70%, 10/23/24	1,430,000	1,587,027
Morgan Stanley, MTN, VRN, 2.70%, 1/22/31	1,195,000	1,270,863
Morgan Stanley, VRN, 2.19%, 4/28/26	3,349,000	3,486,985
Oaktree Specialty Lending Corp., 3.50%, 2/25/25	2,630,000	2,572,175
State Street Corp., VRN, 2.83%, 3/30/23(2)	645,000	669,671
UBS Group AG, 3.49%, 5/23/23(2)	8,150,000	8,541,694
		58,989,751
Chemicals — 0.3%
CF Industries, Inc., 4.50%, 12/1/26(2)	2,580,000	2,845,079
CF Industries, Inc., 5.15%, 3/15/34	1,640,000	1,757,465
Yara International ASA, 3.15%, 6/4/30(2)	1,560,000	1,625,155
		6,227,699
Commercial Services and Supplies — 0.7%
RELX Capital, Inc., 3.00%, 5/22/30	1,505,000	1,631,767
Republic Services, Inc., 3.55%, 6/1/22	2,170,000	2,280,672
Republic Services, Inc., 2.30%, 3/1/30	4,430,000	4,626,156
Waste Connections, Inc., 3.50%, 5/1/29	2,670,000	3,002,211
Waste Connections, Inc., 2.60%, 2/1/30	3,810,000	4,027,533
		15,568,339
Construction Materials — 0.3%
Martin Marietta Materials, Inc., 2.50%, 3/15/30	4,060,000	4,099,194
Vulcan Materials Co., 3.50%, 6/1/30	2,150,000	2,337,622
		6,436,816
Consumer Finance — 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21	6,320,000	6,394,137
Capital One Bank USA N.A., 3.375%, 2/15/23	4,900,000	5,163,196
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(2)	3,460,000	3,167,865
		14,725,198
Containers and Packaging†
WRKCo, Inc., 3.00%, 6/15/33	1,070,000	1,118,735
Diversified Consumer Services — 0.1%
Pepperdine University, 3.30%, 12/1/59	2,800,000	2,893,184

Diversified Financial Services — 0.1%
GE Capital Funding LLC, 4.40%, 5/15/30(2)	920,000	957,728
UBS AG, 1.75%, 4/21/22(2)	1,160,000	1,182,201
		2,139,929
Diversified Telecommunication Services — 1.2%
AT&T, Inc., 3.00%, 2/15/22	418,000	435,352
AT&T, Inc., 3.20%, 3/1/22	962,000	1,004,076
AT&T, Inc., 3.60%, 2/17/23	1,545,000	1,659,516
AT&T, Inc., 2.30%, 6/1/27	930,000	961,681
AT&T, Inc., 2.75%, 6/1/31	4,900,000	5,080,698
AT&T, Inc., 3.50%, 6/1/41	800,000	843,236
AT&T, Inc., 5.15%, 11/15/46	1,432,000	1,803,529
Deutsche Telekom AG, 3.625%, 1/21/50(2)	3,930,000	4,365,699
Ooredoo International Finance Ltd., MTN, 3.25%, 2/21/23	1,150,000	1,200,448
Verizon Communications, Inc., 3.15%, 3/22/30	1,890,000	2,140,749
Verizon Communications, Inc., 4.40%, 11/1/34	6,025,000	7,494,712
Verizon Communications, Inc., 5.01%, 8/21/54	456,000	661,772
		27,651,468
Electric Utilities — 2.3%
AEP Texas, Inc., 2.10%, 7/1/30(3)	2,290,000	2,289,080
AEP Transmission Co. LLC, 3.75%, 12/1/47	1,020,000	1,173,918
American Electric Power Co., Inc., 3.20%, 11/13/27	2,050,000	2,253,288
Baltimore Gas and Electric Co., 2.90%, 6/15/50	1,110,000	1,135,496
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	1,900,000	2,120,101
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	2,700,000	3,143,787
Commonwealth Edison Co., 3.20%, 11/15/49	1,017,000	1,104,008
DTE Electric Co., 2.25%, 3/1/30	2,370,000	2,497,499
Duke Energy Corp., 3.55%, 9/15/21	2,686,000	2,762,236
Duke Energy Florida LLC, 1.75%, 6/15/30	2,500,000	2,529,160
Duke Energy Florida LLC, 6.35%, 9/15/37	307,000	447,471
Duke Energy Florida LLC, 3.85%, 11/15/42	2,070,000	2,425,661
Duke Energy Progress LLC, 4.15%, 12/1/44	1,100,000	1,347,487
Duke Energy Progress LLC, 3.70%, 10/15/46	2,280,000	2,672,607
Exelon Corp., 5.15%, 12/1/20	1,700,000	1,712,363
Exelon Corp., 4.45%, 4/15/46	1,842,000	2,242,351
FirstEnergy Transmission LLC, 4.55%, 4/1/49(2)	1,570,000	1,910,142
Florida Power & Light Co., 3.15%, 10/1/49	1,450,000	1,651,269
MidAmerican Energy Co., 4.40%, 10/15/44	2,100,000	2,668,487
Nevada Power Co., 2.40%, 5/1/30	1,690,000	1,800,829
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	1,860,000	2,111,709
Northern States Power Co., 2.60%, 6/1/51	1,080,000	1,092,173
Oncor Electric Delivery Co. LLC, 3.10%, 9/15/49	1,450,000	1,600,945
PacifiCorp, 2.70%, 9/15/30	687,000	751,210
PacifiCorp, 3.30%, 3/15/51	2,130,000	2,357,236
Potomac Electric Power Co., 3.60%, 3/15/24	1,700,000	1,855,434
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	1,570,000	1,737,937
Xcel Energy, Inc., 3.35%, 12/1/26	780,000	875,392
Xcel Energy, Inc., 3.40%, 6/1/30	2,320,000	2,674,766
		54,944,042
Electronic Equipment, Instruments and Components — 0.2%
Amphenol Corp., 2.05%, 3/1/25	3,800,000	3,970,611
Energy Equipment and Services — 0.1%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.14%, 11/7/29	1,755,000	1,836,218

Schlumberger Investment SA, 2.65%, 6/26/30	1,460,000	1,498,119
		3,334,337
Entertainment — 0.1%
Walt Disney Co. (The), 2.20%, 1/13/28	1,750,000	1,829,613
Walt Disney Co. (The), 3.60%, 1/13/51	1,065,000	1,189,841
		3,019,454
Equity Real Estate Investment Trusts (REITs) — 1.7%
Alexandria Real Estate Equities, Inc., 4.70%, 7/1/30	670,000	820,786
American Campus Communities Operating Partnership LP, 3.875%, 1/30/31	1,000,000	1,050,286
American Tower Corp., 3.375%, 10/15/26	1,330,000	1,480,473
Crown Castle International Corp., 3.30%, 7/1/30	2,578,000	2,820,590
Crown Castle International Corp., 2.25%, 1/15/31	700,000	706,667
Duke Realty LP, 1.75%, 7/1/30	1,140,000	1,134,757
Duke Realty LP, 3.05%, 3/1/50	1,250,000	1,314,825
Equinix, Inc., 1.25%, 7/15/25	1,930,000	1,939,167
Equinix, Inc., 1.80%, 7/15/27	1,090,000	1,096,573
Essex Portfolio LP, 3.25%, 5/1/23	1,712,000	1,804,123
Healthcare Realty Trust, Inc., 2.40%, 3/15/30	1,900,000	1,811,897
Healthpeak Properties, Inc., 2.875%, 1/15/31	1,000,000	1,028,888
Kilroy Realty LP, 3.80%, 1/15/23	3,380,000	3,493,612
Kimco Realty Corp., 2.80%, 10/1/26	3,910,000	4,014,289
National Retail Properties, Inc., 2.50%, 4/15/30	2,666,000	2,552,052
Prologis LP, 2.125%, 4/15/27	1,060,000	1,115,828
Regency Centers LP, 3.70%, 6/15/30	1,800,000	1,938,855
Ventas Realty LP, 4.125%, 1/15/26	2,600,000	2,792,151
VEREIT Operating Partnership LP, 3.40%, 1/15/28	2,148,000	2,164,489
Welltower, Inc., 2.70%, 2/15/27	1,755,000	1,825,149
Welltower, Inc., 2.75%, 1/15/31	2,360,000	2,353,369
		39,258,826
Food and Staples Retailing — 0.2%
Costco Wholesale Corp., 1.60%, 4/20/30	2,980,000	3,017,353
Kroger Co. (The), 3.875%, 10/15/46	2,080,000	2,337,146
		5,354,499
Food Products — 0.1%
Campbell Soup Co., 2.375%, 4/24/30	390,000	404,711
Mondelez International, Inc., 2.75%, 4/13/30	2,814,000	3,041,548
		3,446,259
Gas Utilities — 0.1%
East Ohio Gas Co. (The), 3.00%, 6/15/50(2)	680,000	682,220
ONE Gas, Inc., 2.00%, 5/15/30	1,150,000	1,172,905
Southwest Gas Corp., 2.20%, 6/15/30	1,090,000	1,120,037
		2,975,162
Health Care Equipment and Supplies — 0.4%
Becton Dickinson and Co., 3.73%, 12/15/24	1,181,000	1,301,068
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	1,120,000	1,175,858
DH Europe Finance II Sarl, 3.40%, 11/15/49	1,820,000	2,049,554
Medtronic, Inc., 4.375%, 3/15/35	2,154,000	2,816,632
Stryker Corp., 1.95%, 6/15/30	2,390,000	2,403,240
		9,746,352
Health Care Providers and Services — 1.2%
Aetna, Inc., 2.75%, 11/15/22	1,540,000	1,604,801
Anthem, Inc., 2.375%, 1/15/25	710,000	752,924
Anthem, Inc., 3.65%, 12/1/27	2,800,000	3,192,235
Cigna Corp., 2.40%, 3/15/30	2,430,000	2,524,297

CVS Health Corp., 4.30%, 3/25/28	3,810,000	4,457,140
CVS Health Corp., 4.78%, 3/25/38	1,480,000	1,840,782
Duke University Health System, Inc., 3.92%, 6/1/47	1,000,000	1,252,073
Partners Healthcare System, Inc., 3.19%, 7/1/49	1,695,000	1,807,807
UnitedHealth Group, Inc., 2.875%, 3/15/22	4,060,000	4,203,357
UnitedHealth Group, Inc., 3.75%, 7/15/25	2,000,000	2,281,442
UnitedHealth Group, Inc., 2.00%, 5/15/30	1,343,000	1,407,555
Universal Health Services, Inc., 4.75%, 8/1/22(2)	2,700,000	2,708,410
		28,032,823
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 4.70%, 12/9/35	1,270,000	1,597,124
Household Durables — 0.4%
D.R. Horton, Inc., 2.55%, 12/1/20	2,420,000	2,437,480
D.R. Horton, Inc., 2.50%, 10/15/24	2,640,000	2,759,009
Lennar Corp., 4.75%, 4/1/21	3,290,000	3,337,228
		8,533,717
Household Products†
Kimberly-Clark Corp., 3.10%, 3/26/30	461,000	525,409
Industrial Conglomerates — 0.2%
Carlisle Cos., Inc., 2.75%, 3/1/30	4,495,000	4,635,054
General Electric Co., 4.35%, 5/1/50	540,000	536,050
		5,171,104
Insurance — 1.6%
American International Group, Inc., 3.40%, 6/30/30	2,850,000	3,093,653
American International Group, Inc., 4.50%, 7/16/44	1,782,000	2,081,553
Athene Global Funding, 2.80%, 5/26/23(2)	2,362,000	2,410,777
Athene Global Funding, 2.50%, 1/14/25(2)	1,795,000	1,793,748
Athene Global Funding, 2.55%, 6/29/25(2)	1,790,000	1,792,721
Brighthouse Financial, Inc., 5.625%, 5/15/30	700,000	777,070
Five Corners Funding Trust II, 2.85%, 5/15/30(2)	2,755,000	2,844,425
Hartford Financial Services Group, Inc. (The), 3.60%, 8/19/49	2,682,000	2,852,385
Liberty Mutual Group, Inc., 4.50%, 6/15/49(2)	1,100,000	1,276,996
Lincoln National Corp., 3.40%, 1/15/31	1,600,000	1,740,007
Markel Corp., 4.90%, 7/1/22	3,120,000	3,345,263
Massachusetts Mutual Life Insurance Co., 3.375%, 4/15/50(2)	3,160,000	3,260,095
Metropolitan Life Global Funding I, 3.00%, 1/10/23(2)	2,220,000	2,353,080
Metropolitan Life Global Funding I, 0.90%, 6/8/23(2)	864,000	869,546
Principal Life Global Funding II, 1.25%, 6/23/25(2)	1,590,000	1,595,993
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50(2)	1,457,000	1,505,218
Unum Group, 4.50%, 3/15/25	1,835,000	1,973,044
WR Berkley Corp., 4.625%, 3/15/22	1,875,000	1,976,720
		37,542,294
IT Services — 0.7%
Fiserv, Inc., 2.25%, 6/1/27	1,700,000	1,780,149
Fiserv, Inc., 3.50%, 7/1/29	1,500,000	1,687,575
Global Payments, Inc., 3.20%, 8/15/29	3,040,000	3,262,152
International Business Machines Corp., 1.70%, 5/15/27	2,200,000	2,250,717
International Business Machines Corp., 1.95%, 5/15/30	1,100,000	1,127,311
Mastercard, Inc., 3.65%, 6/1/49	1,530,000	1,845,612
PayPal Holdings, Inc., 2.30%, 6/1/30	2,661,000	2,771,297
Western Union Co. (The), 2.85%, 1/10/25	1,059,000	1,104,161
		15,828,974
Life Sciences Tools and Services — 0.1%
Agilent Technologies, Inc., 2.10%, 6/4/30	1,200,000	1,233,052

Machinery†
Otis Worldwide Corp., VRN, 2.09%, 4/5/23(2)	1,110,000	1,098,249
Media — 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50	3,775,000	4,296,272
Comcast Corp., 1.95%, 1/15/31	1,600,000	1,633,344
Comcast Corp., 3.20%, 7/15/36	1,845,000	2,055,914
Comcast Corp., 6.40%, 5/15/38	2,270,000	3,390,480
Comcast Corp., 3.75%, 4/1/40	800,000	944,351
Comcast Corp., 2.80%, 1/15/51	1,100,000	1,129,958
Discovery Communications LLC, 3.625%, 5/15/30	700,000	767,163
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	2,158,000	2,530,644
ViacomCBS, Inc., 4.20%, 5/19/32	1,400,000	1,556,811
		18,304,937
Metals and Mining — 0.5%
Minera Mexico SA de CV, 4.50%, 1/26/50(2)	5,900,000	5,892,153
Newcrest Finance Pty Ltd., 4.20%, 5/13/50(2)	1,140,000	1,277,319
Nucor Corp., 2.00%, 6/1/25	1,650,000	1,715,054
Steel Dynamics, Inc., 3.45%, 4/15/30	1,330,000	1,392,847
Teck Resources Ltd., 3.90%, 7/15/30(2)	930,000	929,837
		11,207,210
Multi-Utilities — 0.8%
Ameren Corp., 3.50%, 1/15/31	2,570,000	2,879,143
CenterPoint Energy, Inc., 4.25%, 11/1/28	2,500,000	2,908,274
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	1,530,000	1,773,472
Dominion Energy, Inc., 4.90%, 8/1/41	2,920,000	3,649,420
NiSource, Inc., 5.65%, 2/1/45	2,080,000	2,827,808
Sempra Energy, 2.875%, 10/1/22	1,820,000	1,886,600
Sempra Energy, 3.25%, 6/15/27	1,700,000	1,873,108
Sempra Energy, 4.00%, 2/1/48	1,500,000	1,657,880
		19,455,705
Oil, Gas and Consumable Fuels — 2.6%
Aker BP ASA, 3.75%, 1/15/30(2)	3,600,000	3,393,776
Chevron Corp., 2.00%, 5/11/27	1,640,000	1,718,783
CNOOC Finance Ltd., 4.25%, 1/26/21	4,975,000	5,052,013
Colonial Enterprises, Inc., 3.25%, 5/15/30(2)	1,110,000	1,204,718
Diamondback Energy, Inc., 3.50%, 12/1/29	3,290,000	3,184,664
Ecopetrol SA, 5.875%, 5/28/45	1,220,000	1,282,031
Energy Transfer Operating LP, 4.25%, 3/15/23	4,740,000	5,009,344
Energy Transfer Operating LP, 3.75%, 5/15/30	2,050,000	2,029,838
Energy Transfer Operating LP, 4.90%, 3/15/35	3,470,000	3,489,079
Enterprise Products Operating LLC, 4.85%, 3/15/44	2,410,000	2,796,300
Equinor ASA, 1.75%, 1/22/26	1,630,000	1,670,907
Equinor ASA, 3.25%, 11/18/49	1,170,000	1,245,315
Exxon Mobil Corp., 1.57%, 4/15/23	2,760,000	2,832,182
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	2,740,000	3,456,903
Magellan Midstream Partners LP, 3.25%, 6/1/30	1,120,000	1,188,836
MPLX LP, 5.25%, 1/15/25	2,950,000	3,067,901
MPLX LP, 4.875%, 6/1/25	3,800,000	4,244,220
MPLX LP, 4.50%, 4/15/38	1,130,000	1,130,986
Ovintiv, Inc., 6.50%, 2/1/38	690,000	593,431
Petroleos Mexicanos, 4.875%, 1/24/22	2,160,000	2,147,008
Petroleos Mexicanos, 6.50%, 3/13/27	800,000	723,192
Petroleos Mexicanos, 5.50%, 6/27/44	700,000	496,892
Phillips 66, 2.15%, 12/15/30	2,410,000	2,337,726

Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 9/15/30	1,390,000	1,371,647
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	4,000,000	4,574,432
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30(2)	1,690,000	1,808,515
		62,050,639
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.10%, 4/30/27(2)	2,550,000	2,650,139
Pharmaceuticals — 0.8%
Bristol-Myers Squibb Co., 3.25%, 8/15/22(2)	5,180,000	5,473,138
Bristol-Myers Squibb Co., 3.40%, 7/26/29(2)	2,950,000	3,440,891
Pfizer, Inc., 1.70%, 5/28/30	1,400,000	1,426,336
Takeda Pharmaceutical Co. Ltd., 2.05%, 3/31/30(3)	5,490,000	5,445,877
Upjohn, Inc., 2.70%, 6/22/30(2)	2,109,000	2,171,439
Upjohn, Inc., 4.00%, 6/22/50(2)	872,000	937,463
Zoetis, Inc., 2.00%, 5/15/30	987,000	1,008,795
		19,903,939
Road and Rail — 0.9%
Ashtead Capital, Inc., 4.125%, 8/15/25(2)	3,750,000	3,834,375
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	3,850,000	5,070,676
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	1,070,000	1,329,033
CSX Corp., 3.25%, 6/1/27	3,490,000	3,918,807
Norfolk Southern Corp., 3.05%, 5/15/50	1,380,000	1,427,147
Union Pacific Corp., 2.40%, 2/5/30	1,800,000	1,927,971
Union Pacific Corp., 3.60%, 9/15/37	1,730,000	1,920,473
Union Pacific Corp., MTN, 3.55%, 8/15/39	1,210,000	1,358,963
		20,787,445
Semiconductors and Semiconductor Equipment — 0.8%
Analog Devices, Inc., 2.95%, 4/1/25	600,000	650,807
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25	846,000	904,248
Broadcom, Inc., 2.25%, 11/15/23(2)	2,400,000	2,481,723
Broadcom, Inc., 3.15%, 11/15/25(2)	2,770,000	2,944,512
Microchip Technology, Inc., 2.67%, 9/1/23(2)	2,645,000	2,723,920
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(2)	3,950,000	4,177,529
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 5/1/25(2)	470,000	494,482
NXP BV / NXP Funding LLC / NXP USA, Inc., 3.15%, 5/1/27(2)	1,664,000	1,769,095
QUALCOMM, Inc., 2.15%, 5/20/30	1,900,000	1,982,751
Texas Instruments, Inc., 1.75%, 5/4/30	1,450,000	1,474,989
		19,604,056
Software — 0.5%
Adobe, Inc., 2.30%, 2/1/30	3,800,000	4,108,165
Infor, Inc., 1.45%, 7/15/23(2)	530,000	534,773
Infor, Inc., 1.75%, 7/15/25(2)	670,000	673,595
Oracle Corp., 2.50%, 10/15/22	2,500,000	2,613,852
Oracle Corp., 3.625%, 7/15/23	3,070,000	3,348,560
		11,278,945
Specialty Retail — 0.3%
Home Depot, Inc. (The), 2.50%, 4/15/27	1,960,000	2,150,518
Home Depot, Inc. (The), 3.90%, 6/15/47	2,750,000	3,368,826
Home Depot, Inc. (The), 3.35%, 4/15/50	1,629,000	1,866,758
		7,386,102
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 1.125%, 5/11/25	460,000	468,764
NetApp, Inc., 1.875%, 6/22/25	630,000	638,936
Seagate HDD Cayman, 4.125%, 1/15/31(2)	185,000	194,226
		1,301,926

Trading Companies and Distributors†
Air Lease Corp., 3.875%, 7/3/23	778,000	788,481
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30	2,300,000	2,409,229
Wireless Telecommunication Services — 0.5%
T-Mobile USA, Inc., 3.875%, 4/15/30(2)	3,135,000	3,500,055
T-Mobile USA, Inc., 2.55%, 2/15/31(2)	2,500,000	2,515,050
Vodafone Group plc, 2.95%, 2/19/23	5,689,000	5,993,723
		12,008,828
TOTAL CORPORATE BONDS (Cost $740,971,285)		782,956,635
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 17.7%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.1%
FHLMC, VRN, 3.95%, (1-year H15T1Y plus 2.25%), 4/1/37	313,308	329,291
FHLMC, VRN, 3.80%, (12-month LIBOR plus 1.82%), 6/1/38	657,157	694,075
FHLMC, VRN, 4.51%, (12-month LIBOR plus 1.88%), 7/1/40	335,251	351,436
FHLMC, VRN, 3.90%, (12-month LIBOR plus 1.79%), 9/1/40	729,493	762,813
FHLMC, VRN, 3.65%, (12-month LIBOR plus 1.88%), 5/1/41	281,075	297,081
FHLMC, VRN, 3.92%, (12-month LIBOR plus 1.87%), 7/1/41	1,033,484	1,089,434
FHLMC, VRN, 3.24%, (12-month LIBOR plus 1.63%), 5/1/43	285,555	298,460
FHLMC, VRN, 2.50%, (12-month LIBOR plus 1.62%), 6/1/43	8,798	8,845
FHLMC, VRN, 4.15%, (12-month LIBOR plus 1.65%), 6/1/43	193,667	195,031
FHLMC, VRN, 3.17%, (12-month LIBOR plus 1.62%), 6/1/44	1,277,062	1,330,150
FHLMC, VRN, 2.35%, (12-month LIBOR plus 1.63%), 8/1/46	2,287,655	2,377,949
FNMA, VRN, 3.77%, (12-month LIBOR plus 1.71%), 12/1/37	246,758	251,432
FNMA, VRN, 3.69%, (12-month LIBOR plus 1.69%), 1/1/40	197,191	206,379
FNMA, VRN, 3.66%, (12-month LIBOR plus 1.79%), 8/1/40	683,838	711,204
FNMA, VRN, 3.81%, (12-month LIBOR plus 1.77%), 10/1/40	1,418,657	1,478,181
FNMA, VRN, 4.26%, (12-month LIBOR plus 1.75%), 8/1/41	606,835	633,370
FNMA, VRN, 3.72%, (12-month LIBOR plus 1.56%), 3/1/43	279,071	290,406
FNMA, VRN, 3.56%, (12-month LIBOR plus 1.58%, 1/1/45	1,453,987	1,515,941
FNMA, VRN, 2.625%, (12-month LIBOR plus 1.60%), 4/1/46	6,463,846	6,686,614
FNMA, VRN, 3.26%, (12-month LIBOR plus 1.62%), 5/1/47	5,466,164	5,696,154
		25,204,246
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 16.6%
FHLMC, 5.00%, 1/1/21	32,521	34,215
FHLMC, 5.00%, 4/1/21	6,644	6,990
FHLMC, 7.00%, 9/1/27	1,099	1,240
FHLMC, 6.50%, 1/1/28	1,893	2,108
FHLMC, 7.00%, 2/1/28	294	333
FHLMC, 6.50%, 3/1/29	11,312	12,795
FHLMC, 6.50%, 6/1/29	13,482	15,080
FHLMC, 7.00%, 8/1/29	1,166	1,299
FHLMC, 5.00%, 4/1/31	1,700,758	1,908,593
FHLMC, 5.00%, 5/1/31	2,344,370	2,631,382
FHLMC, 6.50%, 5/1/31	11,810	13,152
FHLMC, 6.50%, 6/1/31	1,323	1,473
FHLMC, 5.50%, 12/1/33	147,404	168,011
FHLMC, 6.00%, 9/1/35	2,287,145	2,671,387
FHLMC, 5.50%, 12/1/37	159,674	182,780
FHLMC, 5.50%, 1/1/38	250,763	286,591
FHLMC, 6.00%, 2/1/38	1,231,583	1,438,495
FHLMC, 5.50%, 4/1/38	380,146	436,674
FHLMC, 6.00%, 8/1/38	89,719	103,942

FNMA, 6.50%, 1/1/26	8,421	9,373
FNMA, 7.00%, 12/1/27	2,407	2,676
FNMA, 7.50%, 4/1/28	14,803	16,612
FNMA, 7.00%, 5/1/28	13,750	14,286
FNMA, 7.00%, 6/1/28	240	247
FNMA, 6.50%, 1/1/29	1,886	2,155
FNMA, 6.50%, 4/1/29	6,199	7,010
FNMA, 7.00%, 7/1/29	1,164	1,168
FNMA, 7.50%, 7/1/29	10,084	10,487
FNMA, 7.50%, 9/1/30	4,411	5,193
FNMA, 5.00%, 6/1/31	1,754,752	1,968,633
FNMA, 5.00%, 7/1/31	2,845,613	3,193,238
FNMA, 7.00%, 9/1/31	21,045	22,474
FNMA, 6.50%, 1/1/32	7,427	8,511
FNMA, 6.50%, 8/1/32	29,920	34,200
FNMA, 5.50%, 2/1/33	1,470,283	1,674,929
FNMA, 5.00%, 6/1/33	1,525,664	1,744,632
FNMA, 5.50%, 6/1/33	94,254	107,407
FNMA, 5.50%, 7/1/33	499,199	569,911
FNMA, 5.00%, 8/1/33	227,693	261,504
FNMA, 5.50%, 8/1/33	210,016	240,663
FNMA, 5.50%, 9/1/33	293,024	336,481
FNMA, 5.00%, 11/1/33	974,527	1,118,668
FNMA, 6.00%, 12/1/33	665,741	775,482
FNMA, 5.50%, 1/1/34	229,368	258,640
FNMA, 5.50%, 2/1/34	856,216	979,342
FNMA, 3.50%, 3/1/34	4,492,766	4,745,384
FNMA, 5.00%, 3/1/34	574,399	659,302
FNMA, 4.50%, 1/1/35	4,887,309	5,346,222
FNMA, 5.00%, 4/1/35	1,363,425	1,566,018
FNMA, 5.00%, 6/1/35	1,015,846	1,166,352
FNMA, 5.00%, 7/1/35	1,956,989	2,246,453
FNMA, 5.00%, 8/1/35	62,657	71,822
FNMA, 5.00%, 10/1/35	437,373	501,330
FNMA, 5.50%, 12/1/35	2,879,125	3,305,114
FNMA, 5.00%, 2/1/36	341,904	392,778
FNMA, 5.50%, 4/1/36	359,431	413,375
FNMA, 5.50%, 5/1/36	725,291	834,108
FNMA, 5.50%, 7/1/36	181,285	204,762
FNMA, 5.50%, 2/1/37	94,922	109,131
FNMA, 5.50%, 5/1/37	151,208	173,243
FNMA, 6.00%, 8/1/37	253,482	295,347
FNMA, 6.50%, 8/1/37	50,224	58,145
FNMA, 6.00%, 9/1/37	1,059,146	1,233,086
FNMA, 6.00%, 11/1/37	1,355,662	1,578,915
FNMA, 5.50%, 12/1/37	735,709	842,459
FNMA, 5.50%, 2/1/38	172,004	193,588
FNMA, 5.50%, 6/1/38	380,933	436,335
FNMA, 5.50%, 12/1/38	662,256	745,291
FNMA, 5.00%, 1/1/39	541,818	617,432
FNMA, 5.50%, 1/1/39	3,492,311	4,012,723
FNMA, 4.50%, 2/1/39	937,352	1,041,840
FNMA, 5.00%, 2/1/39	2,032,664	2,331,981
FNMA, 4.50%, 4/1/39	1,772,690	1,987,598

FNMA, 4.50%, 5/1/39	4,520,973	5,056,847
FNMA, 6.50%, 5/1/39	925,867	1,084,024
FNMA, 5.00%, 8/1/39	2,056,917	2,362,376
FNMA, 4.50%, 10/1/39	7,807,745	8,781,252
FNMA, 4.00%, 10/1/40	8,171,226	9,123,931
FNMA, 4.50%, 11/1/40	7,586,526	8,510,673
FNMA, 4.00%, 8/1/41	7,738,495	8,603,602
FNMA, 4.50%, 9/1/41	3,464,348	3,859,025
FNMA, 3.50%, 10/1/41	8,928,069	9,652,648
FNMA, 5.00%, 1/1/42	3,389,508	3,891,373
FNMA, 3.50%, 2/1/42	6,061,331	6,558,612
FNMA, 3.50%, 6/1/42	19,202,234	21,007,855
FNMA, 3.50%, 8/1/42	1,770,097	1,917,073
FNMA, 3.50%, 8/1/42	7,641,679	8,276,200
FNMA, 4.00%, 11/1/45	10,622,219	11,390,294
FNMA, 4.00%, 11/1/45	3,316,959	3,570,977
FNMA, 4.00%, 2/1/46	9,902,124	10,667,309
FNMA, 4.00%, 4/1/46	12,029,934	12,890,122
FNMA, 6.50%, 8/1/47	18,085	19,502
FNMA, 6.50%, 9/1/47	36,518	39,279
FNMA, 6.50%, 9/1/47	1,760	1,895
FNMA, 6.50%, 9/1/47	19,255	20,711
FNMA, 4.00%, 6/1/48	19,523,858	20,675,422
FNMA, 4.50%, 2/1/49	8,258,473	8,875,536
FNMA, 4.00%, 6/1/49	5,505,827	5,834,362
GNMA, 2.50%, TBA	22,500,000	23,676,855
GNMA, 7.00%, 11/15/22	2,890	2,963
GNMA, 7.00%, 4/20/26	1,244	1,405
GNMA, 7.50%, 8/15/26	2,771	3,150
GNMA, 8.00%, 8/15/26	1,222	1,350
GNMA, 7.50%, 5/15/27	1,560	1,588
GNMA, 8.00%, 6/15/27	3,023	3,036
GNMA, 7.00%, 2/15/28	1,309	1,314
GNMA, 7.50%, 2/15/28	830	834
GNMA, 6.50%, 3/15/28	3,975	4,376
GNMA, 7.00%, 4/15/28	1,000	1,004
GNMA, 6.50%, 5/15/28	107	117
GNMA, 6.50%, 5/15/28	17,882	19,700
GNMA, 7.00%, 12/15/28	1,812	1,819
GNMA, 7.00%, 5/15/31	15,063	18,010
GNMA, 4.50%, 8/15/33	816,697	904,562
GNMA, 6.00%, 9/20/38	495,491	569,534
GNMA, 5.50%, 11/15/38	1,059,287	1,209,019
GNMA, 5.50%, 11/15/38	305,442	339,525
GNMA, 6.00%, 1/20/39	150,009	178,334
GNMA, 5.00%, 3/20/39	1,060,379	1,198,387
GNMA, 4.50%, 4/15/39	1,131,788	1,256,493
GNMA, 4.50%, 1/15/40	680,612	759,044
GNMA, 4.00%, 7/15/40	1,417,103	1,531,907
GNMA, 4.00%, 11/20/40	12,832,856	14,153,558
GNMA, 4.50%, 12/15/40	3,071,652	3,458,845
GNMA, 4.50%, 7/20/41	4,874,966	5,449,895
GNMA, 3.50%, 6/20/42	4,729,203	5,144,868
GNMA, 2.50%, 7/20/46	16,292,110	17,304,033

UMBS, 2.50%, TBA	79,450,000	82,798,693
		393,055,714
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $402,629,345)		418,259,960
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.3%
Private Sponsor Collateralized Mortgage Obligations — 3.2%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.70%, 3/25/35	1,592,913	1,569,474
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/25/46(2)	2,428,088	2,506,238
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.60%, 6/25/34	840,551	807,451
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.71%, 2/25/35	1,291,874	1,257,129
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.94%, 11/25/34	1,413,379	1,352,632
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.00%, 9/25/37	593,153	614,075
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.97%, 8/25/34	1,200,188	1,137,426
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.25%, 8/25/34	3,650,682	3,534,036
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.58%, 8/25/35	391,300	387,160
Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M2, VRN, 2.18%, (1-month LIBOR plus 2.00%), 1/25/40(2)	3,800,000	3,645,493
Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, VRN, 3.83%, (1-month LIBOR plus 3.65%), 2/25/40(2)	3,950,000	3,853,982
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	891,220	923,931
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	407,328	416,077
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	38,097	34,006
Credit Suisse First Boston Mortgage-Backed Trust, Series 2004-AR6, Class 2A1, VRN, 3.25%, 10/25/34	179,809	179,525
Credit Suisse Mortgage Trust, Series 2019-AFC1, Class A1, VRN, 2.57%, 7/25/49(2)	3,371,016	3,453,325
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A1, VRN, 2.24%, 2/25/50(2)	1,256,936	1,280,246
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.56%, 10/25/34	2,632,430	2,575,958
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.07%, 8/25/35	810,528	819,401
Galton Funding Mortgage Trust, Series 2020-H1, Class A1, VRN, 2.31%, 1/25/60(2)	3,964,949	3,989,284
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.80%, 6/25/34	690,472	665,518
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.79%, 5/25/34	1,246,726	1,197,306
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 4.00%, 1/25/35	1,509,948	1,465,535
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.07%, 9/25/35	2,993,477	2,979,699
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A1, VRN, 3.65%, 9/25/35	2,459,217	2,407,401
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.15%, 9/25/35	1,020,602	1,007,197
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 3.19%, 7/25/35	433,248	435,497
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.34%, 7/25/35	910,950	885,584
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.99%, 4/25/35	625,038	617,362
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(2)	869,741	892,257
JPMorgan Mortgage Trust, Series 2018-6, Class 1A4 SEQ, VRN, 3.50%, 12/25/48(2)	972,316	975,776
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.09%, 11/21/34	582,420	583,093
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.28%, 11/25/35	1,406,271	1,343,839
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.74%, 2/25/35	1,448,322	1,455,304
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.74%, 2/25/35	724,161	729,780
New Residential Mortgage Loan Trust, Series 2017-1A, Class A1, VRN, 4.00%, 2/25/57(2)	1,379,970	1,486,210
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(2)	3,206,846	3,471,008
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 1.68%, (1-month LIBOR plus 1.50%), 6/25/57(2)	2,866,126	2,877,397
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(2)	2,425,294	2,481,056
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(2)	1,700,086	1,720,427
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(2)	3,560,876	3,645,978
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.52%, 7/25/34	1,773,696	1,743,640
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.92%, (1-month LIBOR plus 0.74%), 9/25/34	3,344,079	3,134,598
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	290,556	298,782
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.62%, 3/25/35	1,673,790	1,620,601
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 4.11%, 5/25/35	752,435	749,176

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.62%, 10/25/36	286,806	257,094
		75,463,964
U.S. Government Agency Collateralized Mortgage Obligations — 2.1%
FHLMC, Series 2013-DN2, Class M2, VRN, 4.43%, (1-month LIBOR plus 4.25%), 11/25/23	3,884,145	3,154,517
FHLMC, Series 2014-DN2, Class M3, VRN, 3.78%, (1-month LIBOR plus 3.60%), 4/25/24	5,125,000	4,565,391
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.18%, (1-month LIBOR plus 5.00%), 12/25/28	6,411,201	6,668,579
FHLMC, Series 2018-HQA2, Class M2, VRN, 2.48%, (1-month LIBOR plus 2.30%), 10/25/48(2)	1,050,000	1,020,620
FHLMC, Series 2019-DNA2, Class M2, VRN, 2.63%, (1-month LIBOR plus 2.45%), 3/25/49(2)	2,454,175	2,439,841
FHLMC, Series 2019-DNA3, Class M2, VRN, 2.23%, (1-month LIBOR plus 2.05%), 7/25/49(2)	3,480,835	3,432,519
FHLMC, Series 3397, Class GF, VRN, 0.68%, (1-month LIBOR plus 0.50%), 12/15/37	692,675	698,616
FNMA, Series 2014-C02, Class 1M2, VRN, 2.78%, (1-month LIBOR plus 2.60%), 5/25/24	7,281,711	6,431,615
FNMA, Series 2014-C02, Class 2M2, VRN, 2.78%, (1-month LIBOR plus 2.60%), 5/25/24	2,098,649	1,869,400
FNMA, Series 2015-C03, Class 1M2, VRN, 5.18%, (1-month LIBOR plus 5.00%), 7/25/25	7,786,620	8,013,524
FNMA, Series 2015-C04, Class 1M2, VRN, 5.88%, (1-month LIBOR plus 5.70%), 4/25/28	2,530,638	2,683,717
FNMA, Series 2016-C04, Class 1M2, VRN, 4.43%, (1-month LIBOR plus 4.25%), 1/25/29	4,534,240	4,732,041
FNMA, Series 2016-C06, Class 1M2, VRN, 4.43%, (1-month LIBOR plus 4.25%), 4/25/29	1,254,823	1,321,999
GNMA, Series 2007-5, Class FA, VRN, 0.33%, (1-month LIBOR plus 0.14%), 2/20/37	1,545,455	1,537,756
		48,570,135
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $123,400,771)		124,034,099
ASSET-BACKED SECURITIES — 4.7%
Argent Securities, Inc., Series 2004-W8, Class M1, VRN, 1.01%, (1-month LIBOR plus 0.83%), 5/25/34	9,491,513	9,085,571
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	4,321,372	4,287,480
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(2)	10,146,569	10,584,866
Hertz Fleet Lease Funding LP, Series 2017-1, Class A1, VRN, 0.83%, (1-month LIBOR plus 0.65%), 4/10/31(2)	2,466,046	2,455,199
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	1,307,047	1,303,215
Invitation Homes Trust, Series 2017-SFR2, Class A, VRN, 1.04%, (1-month LIBOR plus 0.85%), 12/17/36(2)	39,882	39,502
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 0.89%, (1-month LIBOR plus 0.70%), 3/17/37(2)	52,433	51,634
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 1.26%, (1-month LIBOR plus 1.08%), 6/17/37(2)	20,000,000	19,659,288
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(2)	1,060,291	1,061,717
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(2)	2,131,060	2,115,925
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	1,525,155	1,512,988
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	2,692,798	2,654,983
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(2)	7,263,774	7,235,666
MVW Owner Trust, Series 2018-1A, Class A SEQ, 3.45%, 1/21/36(2)	5,643,704	5,778,409
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(2)	9,993,717	10,338,964
Progress Residential Trust, Series 2019-SFR3, Class A SEQ, 2.27%, 9/17/36(2)	4,900,000	5,011,987
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(2)	3,257,103	3,239,283
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(2)	2,185,741	2,183,784
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A SEQ, 2.59%, 5/20/36(2)	5,461,237	5,470,968
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(2)	3,106,265	3,301,521
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	2,022,358	1,675,620
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	5,196,420	5,143,752
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(2)	7,230,962	7,082,810
TOTAL ASSET-BACKED SECURITIES (Cost $110,592,275)		111,275,132
COLLATERALIZED LOAN OBLIGATIONS — 3.2%
Anchorage Credit Opportunities CLO 1 Ltd., Series 2019-1A, Class A1, VRN, 3.69%, (3-month LIBOR plus 1.95%), 1/20/32(2)	5,500,000	5,429,400
Ares XLI CLO Ltd., Series 2016-41A, Class AR, VRN, 2.42%, (3-month LIBOR plus 1.20%), 1/15/29(2)	2,400,000	2,373,734
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 2.16%, (3-month LIBOR plus 1.02%), 4/20/31(2)	6,000,000	5,837,492
CBAM Ltd., Series 2019-9A, Class A, VRN, 2.50%, (3-month LIBOR plus 1.28%), 2/12/30(2)	6,000,000	5,962,039
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 2.00%, (3-month LIBOR plus 0.98%), 4/24/31(2)	3,465,000	3,374,953
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 2.11%, (3-month LIBOR plus 0.97%), 4/18/31(2)	4,400,000	4,266,320

Elmwood CLO IV Ltd., Series 2020-1A, Class A, VRN, 2.42%, (3-month LIBOR plus 1.24%), 4/15/33(2)	7,900,000	7,781,814
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 2.26%, (3-month LIBOR plus 1.12%), 7/20/31(2)	3,500,000	3,442,674
KKR CLO Ltd., Series 2022A, Class A, VRN, 2.29%, (3-month LIBOR plus 1.15%), 7/20/31(2)	4,175,000	4,096,947
Madison Park Funding XXII Ltd., Series 2016-22A, Class A1R, VRN, 2.48%, (3-month LIBOR plus 1.26%), 1/15/33(2)	7,500,000	7,350,000
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 2.20%, (3-month LIBOR plus 0.98%), 4/15/31(2)	6,000,000	5,881,465
Octagon Investment Partners 45 Ltd., Series 2019-1A, Class A, VRN, 2.55%, (3-month LIBOR plus 1.33%), 10/15/32(2)	5,575,000	5,545,134
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 2.29%, (3-month LIBOR plus 1.15%), 4/18/31(2)	7,500,000	7,266,730
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 2.21%, (3-month LIBOR plus 1.07%), 10/20/28(2)	4,250,000	4,197,962
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 1.96%, (3-month LIBOR plus 0.97%), 4/25/31(2)	3,350,000	3,270,677
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $77,203,305)		76,077,341
MUNICIPAL SECURITIES — 2.1%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	1,189,000	1,881,914
California State University Rev., 2.98%, 11/1/51	2,000,000	2,150,200
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	1,925,000	2,540,345
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	2,285,000	2,349,940
Grand Parkway Transportation Corp. Rev., 3.24%, 10/1/52	955,000	996,772
Houston GO, 3.96%, 3/1/47	1,615,000	1,967,005
Los Angeles Community College District GO, 6.75%, 8/1/49	1,000,000	1,772,120
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	1,235,000	1,569,401
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	1,070,000	1,398,287
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	1,180,000	2,004,501
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	2,540,000	2,634,234
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 6/1/30	395,000	546,115
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/30	345,000	475,386
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	2,330,000	2,760,584
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	1,385,000	2,174,367
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	1,750,000	2,445,030
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	2,345,000	2,448,719
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	1,715,000	2,301,410
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	1,000,000	1,372,040
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	1,000,000	1,485,710
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	1,000,000	1,048,820
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	1,000,000	1,410,170
San Jose Redevelopment Agency Successor Agency Tax Allocation, 3.375%, 8/1/34	1,145,000	1,242,325
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	1,000,000	1,266,970
State of California GO, 4.60%, 4/1/38	1,000,000	1,170,120
State of California GO, 7.55%, 4/1/39	1,000,000	1,785,090
State of California GO, 7.30%, 10/1/39	1,000,000	1,675,630
University of Texas System (The) Rev., 5.00%, 8/15/40	1,500,000	2,311,560
TOTAL MUNICIPAL SECURITIES (Cost $39,832,507)		49,184,765
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.9%
Chile — 0.1%
Chile Government International Bond, 3.25%, 9/14/21	1,180,000	1,217,259
Chile Government International Bond, 3.625%, 10/30/42	1,200,000	1,365,000
		2,582,259
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	1,810,000	1,856,942
Panama — 0.1%
Panama Government International Bond, 6.70%, 1/26/36	1,700,000	2,453,194
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50	1,640,000	2,594,144

Philippines — 0.3%
Philippine Government International Bond, 4.00%, 1/15/21	3,170,000	3,216,663
Philippine Government International Bond, 6.375%, 10/23/34	1,840,000	2,659,421
		5,876,084
Poland — 0.1%
Republic of Poland Government International Bond, 5.125%, 4/21/21	1,400,000	1,455,027
Republic of Poland Government International Bond, 3.00%, 3/17/23	1,290,000	1,368,219
		2,823,246
Uruguay — 0.1%
Uruguay Government International Bond, 4.375%, 10/27/27	980,000	1,123,148
Uruguay Government International Bond, 4.125%, 11/20/45	1,030,000	1,193,523
		2,316,671
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $18,012,379)		20,502,540
U.S. GOVERNMENT AGENCY SECURITIES — 0.5%
FNMA, 0.50%, 6/17/25	4,900,000	4,904,547
FNMA, 6.625%, 11/15/30	5,200,000	8,048,985
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $11,250,122)		12,953,532
PREFERRED STOCKS — 0.2%
Banks — 0.2%
JPMorgan Chase & Co., 4.60% (Cost $5,633,821)	6,250,000	5,580,313
TEMPORARY CASH INVESTMENTS(4) — 1.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 3.125%, 12/31/22 - 2/15/43, valued at $12,410,701), in a joint trading account at 0.02%, dated 6/30/20, due 7/1/20 (Delivery value $12,172,346)		12,172,339
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $16,169,069), at 0.05%, dated 6/30/20, due 7/1/20 (Delivery value $15,852,022)		15,852,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $28,024,339)		28,024,339
TOTAL INVESTMENT SECURITIES — 104.6% (Cost $2,344,712,764)		2,468,676,952
OTHER ASSETS AND LIABILITIES — (4.6)%		(108,443,367)
TOTAL NET ASSETS — 100.0%		$2,360,233,585

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)

U.S. Treasury 2-Year Notes	55	September 2020	$11,000,000	$12,145,547	$10,189
U.S. Treasury 5-Year Notes	268	September 2020	$26,800,000	33,698,906	94,835
U.S. Treasury Long Bonds	3	September 2020	$300,000	535,687	8,993
U.S. Treasury Ultra Bonds	7	September 2020	$700,000	1,527,094	24,578
				$47,907,234	$138,595

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Ultra Notes	321	September 2020	$32,100,000	$50,552,484	$(502,004)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 33	Buy	(5.00)%	12/20/24	$136,361,480	$5,936,728	$(5,310,761)	$625,967
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$6,500,000	$(452)	$(208,196)	$(208,648)
CPURNSA	Receive	1.77%	8/5/24	$24,500,000	(572)	(779,310)	(779,882)
CPURNSA	Receive	1.50%	6/8/30	$10,000,000	604	46,713	47,317
CPURNSA	Receive	1.50%	6/8/30	$10,000,000	604	38,470	39,074
					$184	$(902,323)	$(902,139)

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $16,580,022.
(2)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $366,601,862, which represented 15.5% of total net assets. Of these securities, 0.3% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Category includes collateral received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $114,637.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	839,828,296	—
Corporate Bonds	—	782,956,635	—
U.S. Government Agency Mortgage-Backed Securities	—	418,259,960	—
Collateralized Mortgage Obligations	—	124,034,099	—
Asset-Backed Securities	—	111,275,132	—
Collateralized Loan Obligations	—	76,077,341	—
Municipal Securities	—	49,184,765	—
Sovereign Governments and Agencies	—	20,502,540	—
U.S. Government Agency Securities	—	12,953,532	—
Preferred Stocks	—	5,580,313	—
Temporary Cash Investments	—	28,024,339	—
	—	2,468,676,952	—
Other Financial Instruments
Futures Contracts	138,595	—	—
Swap Agreements	—	712,358	—
	138,595	712,358	—

Liabilities
Other Financial Instruments
Futures Contracts	502,004	—	—
Swap Agreements	—	988,530	—
	502,004	988,530	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.